Shareholder Report, Average Annual Return (Details) 1014037_Franklin FTSE Brazil ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	101 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Brazil ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Brazil ETF (NAV)
Average Annual Return, Percent	55.29%	11.99%	6.24%
FTSE Brazil Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Brazil Index-NR
Average Annual Return, Percent	55.63%	12.36%	6.47%
FTSE Brazil Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Brazil Capped Index-NR
Average Annual Return, Percent	55.63%	12.35%	6.54%